DELAWARE VIP TRUST

Delaware VIP Balanced Series
Delaware VIP Value Series

Supplement to the Series' Prospectuses
Dated May 1, 2006

Effective October 2, 2006, Nikhil G. Lalvani and Nashira S. Wynn have been added as portfolio managers to the Delaware VIP Balanced Series and Delaware VIP Value Series.

The following information supplements the section entitled "Portfolio managers" for the Delaware VIP Balanced Series.

Mr. Lalvani and Ms. Wynn, along with D. Tysen Nutt Jr., Jordan L. Irving, Anthony A. Lombardi and Robert A. Vogel Jr., have an equal role in making investment recommendations for the equity portion of the Series. Mr. Lalvani and Ms. Wynn have been members of the Series' portfolio management team since October 2, 2006.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager
Mr. Lalvani is a portfolio manager with the firm's Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor's degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager
Ms. Wynn is a portfolio manager with the firm's Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers. Ms. Wynn earned a bachelor's degree in finance, with a minor in economics, from The College of New Jersey, and she attended England's Oxford University as a presidential scholar. Ms. Wynn is also a CFA Level I candidate.

The following information supplements the section entitled "Portfolio managers" for the Delaware VIP Value Series.

Mr. Lalvani and Ms. Wynn, along with D. Tysen Nutt Jr., Jordan L. Irving, Anthony A. Lombardi and Robert A. Vogel Jr., have an equal role in the management of the Series. Mr. Lalvani and Ms. Wynn have been members of the Series' portfolio management team since October 2, 2006.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager
Mr. Lalvani is a portfolio manager with the firm's Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor's degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager
Ms. Wynn is a portfolio manager with the firm's Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers. Ms. Wynn earned a bachelor's degree in finance, with a minor in economics, from The College of New Jersey, and she attended England's Oxford University as a presidential scholar. Ms. Wynn is also a CFA Level I candidate.

Please keep this supplement for future reference

This Supplement is dated October 10, 2006